Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2018
Registrant Name	EATON VANCE SPECIAL INVESTMENT TRUST
Central Index Key	0000031266
Amendment Flag	false
Document Creation Date	Feb. 27, 2019
Document Effective Date	Mar. 01, 2019
Prospectus Date	Mar. 01, 2019
Entity Inv Company Type	N-1A
Eaton Vance Multisector Income Fund | Class A
Risk/Return:
Trading Symbol	EVBAX
Eaton Vance Multisector Income Fund | Class C
Risk/Return:
Trading Symbol	EVBCX
Eaton Vance Multisector Income Fund | Class I
Risk/Return:
Trading Symbol	EVBIX
Eaton Vance Multisector Income Fund | Class R
Risk/Return:
Trading Symbol	EVBRX
Eaton Vance Multisector Income Fund | Class R6
Risk/Return:
Trading Symbol	EVBSX
Eaton Vance Short Duration Inflation-Protected Income Fund | Class A
Risk/Return:
Trading Symbol	EARRX
Eaton Vance Short Duration Inflation-Protected Income Fund | Class C
Risk/Return:
Trading Symbol	ECRRX
Eaton Vance Short Duration Inflation-Protected Income Fund | Class I
Risk/Return:
Trading Symbol	EIRRX